Cash and cash equivalents - Schedule of cash and cash equivalents (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash and cash equivalents [abstract]
Cash at bank	£ 259	£ 163
Short-term deposits	300	0
Cash and cash equivalents	£ 559	£ 163	£ 204	£ 157